Investment Properties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment Properties (Details) [Line Items]
Income earned from renting out investment properties	$ 3,372	$ 4,546
Expenses incurred for investment properties	1,843	2,944
Fair value [Member]
Investment Properties (Details) [Line Items]
Fair value of the investment properties held	$ 51,808	$ 47,370